SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 5.5%
Boeing Co. (a)	2,632	$457,284
General Dynamics Corp.	901	269,723
L3Harris Technologies, Inc.	1,044	247,084
Lockheed Martin Corp.	633	359,607
Northrop Grumman Corp.	682	356,829
RTX Corp.	3,939	485,836
		2,176,363

Agricultural & Farm Machinery - 0.2%
AGCO Corp.	1,029	93,680

Air Freight & Logistics - 0.9%
FedEx Corp.	1,164	347,768

Apparel Retail - 0.2%
Gap, Inc.	4,283	96,068

Apparel, Accessories & Luxury Goods - 0.3%
Tapestry, Inc.	2,865	117,379

Application Software - 5.3%
Autodesk, Inc. (a)	861	222,482
DocuSign, Inc. (a)	3,075	182,071
Dropbox, Inc. - Class A (a)	6,053	152,173
Nutanix, Inc. - Class A (a)	3,353	211,876
Salesforce, Inc.	2,921	738,721
Unity Software, Inc. (a)	6,217	101,772
Workday, Inc. - Class A (a)	1,069	281,350
Zoom Video Communications, Inc. - Class A (a)	2,715	187,552
		2,077,997

Asset Management & Custody Banks - 0.3%
Invesco Ltd.	5,828	99,601

Automobile Manufacturers - 1.9%
Ford Motor Co.	31,294	350,180
General Motors Co.	8,025	399,484
		749,664

Automotive Parts & Equipment - 0.6%
Aptiv PLC (a)	1,761	125,964
BorgWarner, Inc.	2,734	93,148
		219,112

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Automotive Retail - 0.4%
Carvana Co. (a)	1,055	$158,904

Biotechnology - 1.6%
Biogen, Inc. (a)	904	185,103
Exact Sciences Corp. (a)	1,977	121,961
Gilead Sciences, Inc.	4,249	335,671
		642,735

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	1,874	101,140

Broadcasting - 0.3%
Paramount Global - Class B	10,157	106,344

Broadline Retail - 5.9%
Amazon.com, Inc. (a)	10,352	1,847,832
eBay, Inc.	4,368	258,149
Etsy, Inc. (a)	2,038	112,273
Kohl's Corp.	2,596	50,336
Macy's, Inc.	4,201	65,410
		2,334,000

Building Products - 0.6%
Johnson Controls International PLC	3,415	248,783

Cable & Satellite - 1.6%
Charter Communications, Inc. - Class A (a)	761	264,478
Comcast Corp. - Class A	9,345	369,782
		634,260

Communications Equipment - 3.0%
Ciena Corp. (a)	2,714	156,462
Cisco Systems, Inc.	13,592	686,940
F5, Inc. (a)	825	167,599
Juniper Networks, Inc.	4,303	167,300
		1,178,301

Computer & Electronics Retail - 0.6%
Best Buy Co., Inc.	2,247	225,599

Construction & Engineering - 0.6%
AECOM	1,531	153,314
Fluor Corp. (a)	1,672	83,717
		237,031

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.8%
Cummins, Inc.	992	$310,347

Consumer Finance - 1.4%
Ally Financial, Inc.	3,468	149,783
Capital One Financial Corp.	2,642	388,189
		537,972

Consumer Staples Merchandise Retail - 1.1%
Target Corp.	2,880	442,426

Diversified Banks - 1.4%
Wells Fargo & Co.	9,572	559,675

Drug Retail - 0.3%
Walgreens Boots Alliance, Inc.	11,822	109,354

Electrical Components & Equipment - 0.7%
Rockwell Automation, Inc.	631	171,651
Sunrun, Inc. (a)	5,449	111,813
		283,464

Electronic Components - 0.5%
Corning, Inc.	5,110	213,854

Electronic Equipment & Instruments - 0.8%
Trimble, Inc. (a)	2,427	137,587
Zebra Technologies Corp. - Class A (a)	541	186,850
		324,437

Electronic Manufacturing Services - 0.9%
Jabil, Inc.	1,316	143,812
TE Connectivity Ltd.	1,438	220,877
		364,689

Food Retail - 0.8%
Albertsons Cos., Inc. - Class A	6,262	122,861
Kroger Co.	3,415	181,712
		304,573

Health Care Distributors - 0.5%
Cardinal Health, Inc.	1,720	193,878

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Health Care Equipment - 2.6%
Baxter International, Inc.	5,266	$199,792
Becton Dickinson & Co.	1,076	260,833
Masimo Corp. (a)	682	80,149
Medtronic PLC	5,416	479,749
		1,020,523

Health Care Services - 2.1%
CVS Health Corp.	6,078	347,905
DaVita, Inc. (a)	971	146,543
Labcorp Holdings, Inc.	699	160,693
Quest Diagnostics, Inc.	1,024	160,737
		815,878

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	2,746	116,842

Hotels, Resorts & Cruise Lines - 0.6%
Expedia Group, Inc. (a)	1,567	217,954

Household Appliances - 0.3%
Whirlpool Corp.	1,022	102,496

Human Resource & Employment Services - 0.2%
Robert Half, Inc.	1,246	78,087

Industrial Conglomerates - 2.0%
3M Co.	2,666	359,083
Honeywell International, Inc.	2,046	425,384
		784,467

Industrial Machinery & Supplies & Components - 0.3%
Stanley Black & Decker, Inc.	1,173	120,068

Integrated Telecommunication Services - 2.8%
AT&T, Inc.	28,580	568,742
Verizon Communications, Inc.	12,395	517,863
		1,086,605

Interactive Home Entertainment - 0.5%
Electronic Arts, Inc.	1,239	188,105

Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A	4,466	729,655
Alphabet, Inc. - Class C	4,419	729,621

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Interactive Media & Services - 7.3% (Continued)
Match Group, Inc. (a)	2,690	$100,095
Meta Platforms, Inc. - Class A	2,048	1,067,643
Snap, Inc. - Class A (a)	25,463	237,824
		2,864,838

Internet Services & Infrastructure - 1.2%
Akamai Technologies, Inc. (a)	1,454	148,075
Okta, Inc. (a)	2,129	167,616
Twilio, Inc. - Class A (a)	2,497	156,712
		472,403

IT Consulting & Other Services - 4.3%
Accenture PLC - Class A	1,822	623,033
Amdocs Ltd.	1,154	100,363
Cognizant Technology Solutions Corp. - Class A	3,885	302,137
International Business Machines Corp.	3,295	666,018
		1,691,551

Leisure Products - 0.8%
Hasbro, Inc.	1,643	111,987
Mattel, Inc. (a)	4,914	93,267
Polaris, Inc.	1,252	105,982
		311,236

Life & Health Insurance - 0.6%
Prudential Financial, Inc.	1,889	228,871

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	260	87,703
Illumina, Inc. (a)	1,659	217,993
IQVIA Holdings, Inc. (a)	763	191,933
		497,629

Managed Health Care - 1.2%
Centene Corp. (a)	3,243	255,646
Humana, Inc.	621	220,126
		475,772

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	2,256	84,465

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Movies & Entertainment - 1.9%
Roku, Inc. (a)	2,556	$173,220
Walt Disney Co.	4,305	389,086
Warner Bros Discovery, Inc. (a)	23,129	181,331
		743,637

Oil & Gas Equipment & Services - 0.6%
Halliburton Co.	5,031	156,414
NOV, Inc.	5,275	93,737
		250,151

Paper & Plastic Packaging Products & Materials - 0.3%
International Paper Co.	2,760	133,639

Passenger Airlines - 1.9%
Alaska Air Group, Inc. (a)	2,176	78,576
American Airlines Group, Inc. (a)	13,056	138,655
Delta Air Lines, Inc.	4,796	203,782
Southwest Airlines Co.	4,624	133,726
United Airlines Holdings, Inc. (a)	4,559	200,778
		755,517

Passenger Ground Transportation - 1.2%
Lyft, Inc. - Class A (a)	9,386	109,534
Uber Technologies, Inc. (a)	4,890	357,606
		467,140

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	7,190	359,140
Elanco Animal Health, Inc. (a)	8,255	127,705
Jazz Pharmaceuticals PLC (a)	908	105,310
Pfizer, Inc.	17,842	517,596
Viatris, Inc.	15,320	185,066
		1,294,817

Property & Casualty Insurance - 0.7%
Allstate Corp.	1,505	284,355

Real Estate Services - 0.8%
Jones Lang LaSalle, Inc. (a)	587	149,820
Zillow Group, Inc. - Class C (a)	2,830	156,499
		306,319

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Research & Consulting Services - 2.6%
Booz Allen Hamilton Holding Corp.	1,170	$185,773
CACI International, Inc. - Class A (a)	329	160,591
Jacobs Solutions, Inc.	1,400	211,232
Leidos Holdings, Inc.	1,229	194,809
Science Applications International Corp.	878	114,658
TransUnion	1,554	150,443
		1,017,506

Restaurants - 0.6%
DoorDash, Inc. - Class A (a)	1,796	231,163

Semiconductors - 4.7%
Intel Corp.	26,439	582,716
NXP Semiconductors NV	1,184	303,530
Qorvo, Inc. (a)	937	108,589
Qualcomm, Inc.	4,054	710,666
Skyworks Solutions, Inc.	1,180	129,316
		1,834,817

Specialized Consumer Services - 0.2%
H&R Block, Inc.	1,525	96,548

Specialty Chemicals - 0.8%
DuPont de Nemours, Inc.	2,156	181,643
Eastman Chemical Co.	1,356	138,814
		320,457

Systems Software - 4.4%
Gen Digital, Inc.	5,169	136,772
Oracle Corp.	6,544	924,602
Palo Alto Networks, Inc. (a)	1,001	363,083
UiPath, Inc. - Class A (a)	7,517	96,819
Zscaler, Inc. (a)	975	194,980
		1,716,256

Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	734	99,149

Technology Hardware, Storage & Peripherals - 4.3%
Dell Technologies, Inc. - Class C	4,409	509,416
Hewlett Packard Enterprise Co.	12,939	250,628
HP, Inc.	8,360	302,465

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 4.3% (Continued)
NetApp, Inc.	2,012	$242,889
Pure Storage, Inc. - Class A (a)	3,112	159,614
Western Digital Corp. (a)	3,718	243,864
		1,708,876

Transaction & Payment Processing Services - 1.8%
Block, Inc. (a)	4,581	302,712
PayPal Holdings, Inc. (a)	5,453	394,961
		697,673

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	2,410	478,915
TOTAL COMMON STOCKS (Cost $34,092,615)		39,084,123

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23% (b)	145,899	145,899
TOTAL SHORT-TERM INVESTMENTS (Cost $145,899)		145,899

TOTAL INVESTMENTS - 99.9% (Cost $34,238,514)		$39,230,022
Other Assets in Excess of Liabilities - 0.1%		49,638
TOTAL NET ASSETS - 100.0%		$39,279,660

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of August 31,2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SPARKLINE INTANGIBLE VALUE ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Sparkline Intangible Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$39,084,123	$—	$—	$39,084,123
Money Market Funds	145,899	—	—	145,899
Total Investments in Securities	$39,230,022	$—	$—	$39,230,022

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.